Inventories	12 Months Ended
Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Inventories	16 Inventories
Recognition and measurement
Inventories are measured at the lower of cost and net realisable value, primarily on a weighted average cost basis. Third-party production purchased for our own use that is ordinarily interchangeable in accordance with IAS 2 “Inventories” is valued on the same basis, jointly with our own production.
Average costs are calculated by reference to the cost levels experienced in the relevant month together with those in opening inventory.
The cost of raw materials and purchased components, and consumable stores, is the purchase price. The cost of work in progress and finished goods and goods for resale is generally the cost of production, including directly attributable labour costs, materials and contractor expenses, the depreciation of assets used in production and production overheads.
Work in progress includes ore stockpiles and other partly processed material. Stockpiles represent ore that has been extracted and is available for further processing. If there is significant uncertainty as to if and when the stockpiled ore will be processed, the cost of such ore is expensed as mined. If the ore will not be processed within 12 months after the balance sheet date, it is included within non-current assets and net realisable value is calculated on a discounted cash flow basis. Quantities of stockpiled ore are assessed primarily through surveys and assays. Certain estimates, including expected metal recoveries, are calculated using available industry, engineering and scientific data, and are periodically reassessed, taking into account technical analysis and historical performance.

	2023 US$m	2022 US$m
Raw materials and purchased components	1,050	1,235
Consumable stores	1,520	1,327
Work in progress	2,467	2,086
Finished goods and goods for resale	1,836	1,768
Total inventories	6,873	6,416
Comprising:
Expected to be used within one year	6,659	6,213
Expected to be used after more than one year	214	203
Total inventories	6,873	6,416
During 2023, the Group recognised a net inventory write-off of US$60 million (2022: US$55 million write-off). This included inventory write-offs of
US$94 million (2022: US$75 million) offset by a write-back of previously written down inventory due to an increase in realisable values amounting to
US$34 million (2022: US$20 million).
At 31 December 2023, US$925 million (2022: US$850 million) of inventories were pledged as security for liabilities.